Employee benefit expenses	12 Months Ended
Dec. 31, 2024
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Employee benefit expenses

8.Employee benefit expenses

	31 December 2024	31 December 2023	31 December 2022
Wages and salaries (*)	26,106,217	19,977,254	13,992,302
Defined benefit plan (**)	374,072	442,776	200,457
Defined contribution plans	95,366	109,007	152,990
	26,575,655	20,529,037	14,345,749
(*)	Wages and salaries include compulsory social security contributions, bonuses and share based payments.
(**)

Remeasurements of defined benefit plans for the years ended 31 December 2024, 2023 and 2022 amounting to TL 176,940, TL 216,218 and TL 2,634,730 respectively are reflected in other comprehensive income.

Employee benefit expenses are recognized in cost of revenue, selling and marketing expenses and administrative expenses.